Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Consulting fees	$ 582,476		$ 531,829		$ 548,281
Professional fees	125,000		3,945		252,973
Litigation accrual	49,999	[1]	125,255	[1],[2]	300,000	[2]
Employee and director compensation	1,367,453		1,558,024		725,569
Research and development fees	175,165		22,023		91,737
Interest	$ 66,415		36,422		25,433
Other			7,018		20,587
Total			$ 2,284,516		$ 1,964,580

[1]	See Note 8 - Commitments and Contingencies, Legal Matters.
[2]	See Note 11 - Commitments and Contingencies, Potential Legal Matters.